Employee Compensation - Summary of Current Life Expectancies Underlying the Amounts of the Defined Benefit Obligations (Detail)	Oct. 31, 2021	Oct. 31, 2020
Canada [member] | Retiring currently at age sixty five [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	23.8	23.8
Canada [member] | Retiring currently at age sixty five [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	24.2	24.1
Canada [member] | Currently aged forty five and retiring at age sixty five [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	24.8	24.7
Canada [member] | Currently aged forty five and retiring at age sixty five [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	25.1	25.1
United States [member] | Retiring currently at age sixty five [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	21.8	21.7
United States [member] | Retiring currently at age sixty five [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	23.2	23.1
United States [member] | Currently aged forty five and retiring at age sixty five [member] | Male [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	23.0	22.9
United States [member] | Currently aged forty five and retiring at age sixty five [member] | Female [member]
Disclosure of defined benefit plans [line items]
Life expectancy for members	24.4	24.3